Asset Retirement Obligation	3 Months Ended
Mar. 31, 2016
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation
ASSET RETIREMENT OBLIGATION
The following table describes changes to the Company’s asset retirement obligation (ARO) liability for the three-month period ended March 31, 2016:

(In millions)
Asset retirement obligation at December 31, 2015	$2,598
Liabilities incurred	1
Liabilities settled	(15)
Accretion expense	38
Asset retirement obligation at March 31, 2016	2,622
Less current portion	36
Asset retirement obligation, long-term	$2,586